INTANGIBLE ASSETS, NET (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Franchise Agreement Expected Term	20 year	20 year
Goodwill	$ 396,487	$ 396,487	$ 396,487
Amortised Franchised Cost	$ 75,000